Vessels in Operation	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels in Operation

4. Vessels in Operation

Vessels in Operation as of December 31, 2024, 2023 and 2022 consisted of the following:

	Vessel Gross Cost, as adjusted for impairment charges	Accumulated Depreciation	Net Book Value
As of January 1, 2022	$1,878,132	$(195,316)	$1,682,816
Additions	11,756	—	11,756
Depreciation	—	(68,232)	(68,232)
Impairment loss	(3,730)	(697)	(3,033)
As of December 31, 2022	$1,886,158	$(262,851)	$1,623,307

Additions	138,802	—	138,802
Depreciation	—	(72,443)	(72,443)
Impairment loss	(25,544)	6,714	(18,830)
Disposals	(6,803)	68	(6,735)
As of December 31, 2023	$1,992,613	$(328,512)	$1,664,101

Additions	296,242	—	296,242
Depreciation	—	(75,703)	(75,703)
As of December 31, 2024	$2,288,855	$(404,215)	$1,884,640

As of December 31, 2024, 2023, and 2022, the Company made additions for vessel expenditures, reefers, emissions management, ERP modules, ballast water treatments and other capitalized vessel expenses. As of December 31, 2024, 2023 and 2022 unpaid capitalized expenses were $13,556, $2,679, and $9,022, respectively.

4. Vessels in Operation (continued)

2024 Vessels acquisitions

In December 2024, the Company took delivery of the three high-reefer ECO 9,019 TEU Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Sydney Express (*)	9,019	2016	$68,500	December 6, 2024
Istanbul Express (*)	9,019	2016	$68,500	December 11, 2024
Bremerhaven Express (*)	9,019	2015	$68,500	December 30, 2024

(*)	The charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.

The fourth high-reefer ECO 9,019 TEU was delivered on January 9, 2025, for the same purchase price. As of December 31, 2024, the Company had paid $6,850 advance for this vessel acquisition.

2024 Sale of Vessel

In December 2024, the Company agreed to sell Tasman, a 5,936 TEU vessel. In February 2025, the Company agreed to also sell Keta, and Akiteta, each a 2,200 TEU vessel. Akiteta was delivered on February 19, 2025, and Tasman was delivered on March 10, 2025. The remaining vessel is scheduled for delivery in first half of 2025.

2023 Vessels acquisitions

In May and June 2023, the Company took delivery of the four 8,544 TEU Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
GSL Alexandra	8,544	2004	$30,000	June 2, 2023
GSL Sofia	8,544	2003	$30,000	May 22, 2023
GSL Effie	8,544	2003	$30,000	May 30, 2023
GSL Lydia	8,544	2003	$33,300	June 26, 2023

2023 Sale of Vessel

On March 23, 2023, the Company sold GSL Amstel for net proceeds of $5,940, and the vessel was released as collateral under the Company’s $140,000 loan facility with Credit Agricole Corporate and Investment Bank, Hamburg Commercial Bank AG, E.Sun Commercial Bank, Ltd, CTBC Bank Co. Ltd. and Taishin International Bank.

Impairment

Through the latter part of 2024, the Company noted that events and circumstances triggered the existence of potential impairment for some of Company’s vessel groups. These indicators included the potential impact of the current container sector on management’s expectation for future revenues, as well as some volatility in the charter market and the vessels’ market values. As a result, the Company performed step one of the impairment assessment of each of the Company’s vessel groups by comparing the undiscounted projected net operating cash flows for each vessel group to their carrying value and step two of the impairment analysis was not required for any vessel group, as their undiscounted projected net operating cash flows exceeded their carrying value. Accordingly, no impairment recorded for the year ended December 31, 2024.

4. Vessels in Operation (continued)

Impairment (continued)

Through the latter part of 2023, the Company noted that events and circumstances triggered the existence of potential impairment for some of the Company’s vessel groups. These indicators included volatility in the charter market and the vessels’ market values, as well as the potential impact of the current container sector on management’s expectation for future revenues. As a result, the Company performed step one of the impairment assessment of each of the Company’s vessel groups by comparing the undiscounted projected net operating cash flows for each vessel group to their carrying value and step two of the impairment analysis was required for two vessel groups, as their undiscounted projected net operating cash flows did not exceed their carrying value.

As a result, as of December 31, 2023, the Company recorded an impairment loss of $18,830 for two vessel groups with a total aggregate carrying amount of $43,830 which was written down to their fair value of $25,000 (see note 4).

Through the latter part of 2022, the Company noted that charter rates in the spot market had come under pressure and accordingly determined that events occurred and circumstances had changed, which indicated that potential impairment of the Company’s long-lived assets could exist. These indicators included continued volatility in the spot market and the related impact of the current container sector on management’s expectation for future revenues. As a result, step one of the impairment assessment of each of the vessel groups was performed as at December 31, 2022 and step two of the impairment analysis was required for one vessel group, as the undiscounted projected net operating cash flows did not exceed the carrying value. As a result, the Company recorded an impairment loss of $3,033 for one vessel group with a total aggregate carrying amount of $9,033 which was written down to its fair value of $6,000.

The total impairment loss recognized for the years ended December 31, 2024, 2023 and 2022 amounted to $nil, $18,830 and $3,033, respectively.

Collateral

As of December 31, 2024, 20 vessels were mortgaged as collateral under the 5.69% Senior Secured Notes due 2027 and 33 vessels under the Company’s loan facilities. Eighteen vessels were unencumbered as of December 31, 2024.

Advances for vessel acquisitions and other additions

As of December 31, 2024, the Company made a $6,850 advance for a vessel acquisition, which was delivered on January 9, 2025. As of December 31, 2023, there were no advances for vessel acquisitions, as all vessels had been delivered through December 31, 2023. As of December 31, 2024, and December 31, 2023, the Company had also made advances for other vessel additions totaling $11,784 and $12,210, respectively.